Stockholders' Equity (Deficit) - Schedule of Restricted Common Stock Award Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Fair Value
Stock-based compensation expense	$ 10,384,851	$ 31,999	$ 8,424,803	$ 1,171,287
Unrecognized stock-based compensation	$ 75,944,405		$ 14,742,022
Period during unrecognized stock-based compensation is expected to recognized (in years)	3 years 8 months 4 days		2 years 5 months 4 days
Restricted Stock
Number of Shares
Beginning Balance (in shares)	2,705,423	2,810,659	2,810,659
Granted (in shares)			2,848,936
Vested (in shares)	(591,229)		(2,802,246)
Forfeited/ cancelled (in shares)			151,926
Ending Balance (in shares)	2,114,194		2,705,423	2,810,659
Weighted Average Fair Value
Beginning Balance (in dollars per share)	$ 0.76	$ 0.1	$ 0.1
Granted (in dollars per share)			2.29
Vested (in dollars per share)	0.57		1.59
Forfeited/ cancelled (in dollars per share)			0.14
Ending Balance (in dollars per share)	$ 0.87		$ 0.76	$ 0.1